Fair Value of Financial Instruments - Schedule of Reconciliation of Derivative Liability for Level 3 Inputs (Details)	3 Months Ended
Mar. 31, 2017 USD ($)
Ending balance as of March 31, 2017
Level 3 [Member]
Beginning balance as of December 31, 2016
Fair value of derivative liabilities assumed in merger	7,263
(Gain) Loss on change in derivative liability	(91)
Ending balance as of March 31, 2017	$ 7,172